Convertible Subordinated Debt (Schedule Of Convertible Subordinated Debt Nominal Value) (Details)	Dec. 31, 2011 5.25% Convertible Subordinated Notes, Due May 2010 [Member] EUR (€)	Dec. 31, 2010 5.25% Convertible Subordinated Notes, Due May 2010 [Member] USD ($)	Dec. 31, 2010 5.25% Convertible Subordinated Notes, Due May 2010 [Member] EUR (€)	May 31, 2003 5.25% Convertible Subordinated Notes, Due May 2010 [Member] USD ($)	Dec. 31, 2011 4.25% Convertible Subordinated Notes, Due December 2011 [Member] EUR (€)	Dec. 31, 2010 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2010 4.25% Convertible Subordinated Notes, Due December 2011 [Member] EUR (€)	Dec. 31, 2004 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2011 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)	Dec. 31, 2010 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)	Nov. 30, 2009 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)
Convertible subordinated notes	€ 79,267,000			$ 90,000,000	€ 111,682,000	$ 44,909,000	€ 33,609,000	$ 150,000,000	€ 150,000,000	€ 150,000,000	€ 150,000,000